BASIC AND DILUTED (LOSS) INCOME PER SHARE - Schedule of Weighted-Average Number of Ordinary Shares Outstanding After Adjustment (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Weighted-average number of ordinary shares, basic (in shares)	35,478,331	36,034,115	37,083,262
Effect of share options and warrants on issue (in shares)	0	297,347	495,252
Effect of contingently issuable ordinary shares related to business combinations (in shares)	0	0	963,652
Unvested ordinary shares (in shares)	0	5,887	0
Weighted-average number of ordinary shares, diluted (in shares)	35,478,331	36,337,349	38,542,166